UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Schedule of Investments
February 29, 2012 (unaudited)
Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stock - 75.0%(1)
Canadian Crude/Refined Products Pipelines - 5.4%(1)
Enbridge, Inc.	93,300	$3,602,313
Pembina Pipeline Corp.	27,800	788,666
		4,390,979
Canadian Natural Gas Pipelines - 5.9%(1)
Keyera Corp.	27,600	1,177,139
TransCanada Corp.	82,500	3,628,350
		4,805,489
United States Crude/Refined Products Pipelines - 6.1%(1)
Enbridge Energy Management, LLC(2)	26,262	886,878
Kinder Morgan, Inc.	69,400	2,445,656
Kinder Morgan Management, LLC(2)	19,850	1,591,397
		4,923,931
United States Local Distribution Pipelines - 10.5%(1)
CenterPoint Energy, Inc.	190,200	3,706,998
NiSource, Inc.	200,200	4,804,800
		8,511,798
United States Natural Gas Gathering Pipelines - 1.4%(1)
Targa Resources Corp.	26,400	1,172,952
United States Natural Gas Pipelines - 35.4%(1)
El Paso Corp.	258,100	7,177,761
EQT Corp.	44,700	2,369,994
National Fuel Gas Co.	31,500	1,585,395
ONEOK, Inc.	43,200	3,570,048
Questar Corp.	153,600	2,952,192
Spectra Energy Corp.	119,900	3,762,462
Williams Companies, Inc.	244,100	7,293,708
		28,711,560
United States Other Energy Infrastructure - 10.3%(1)
CMS Energy Corp.	73,000	1,562,930
Dominion Resources, Inc.	31,300	1,579,711
NextEra Energy, Inc.	13,100	779,581
Sempra Energy	27,700	1,640,948
Southern Co.	17,900	791,001
Wisconsin Energy Corp.	57,500	1,959,600
		8,313,771
Total Common Stock
(Cost $58,250,744)		60,830,480

Master Limited Partnerships - 22.6%(1)
United States Crude/Refined Products Pipelines - 9.3%(1)
Buckeye Partners, L.P.	20,100	1,201,980
Holly Energy Partners, L.P.	6,500	397,995
Magellan Midstream Partners, L.P.	21,300	1,558,521
Oiltanking Partners LP	11,800	382,320
Plains All American Pipeline, L.P.	28,970	2,395,819
Sunoco Logistics Partners L.P.	30,400	1,187,120
Tesoro Logistics LP	10,500	383,250
		7,507,005
United States Natural Gas Gathering Pipelines - 4.6%(1)
Chesapeake Midstream Partners LP	34,700	991,032
MarkWest Energy Partners LP	12,732	761,501
Targa Resources Partners LP	27,900	1,187,145
Western Gas Partners LP	17,100	783,009
		3,722,687
United States Natural Gas Pipelines - 8.7%(1)
Energy Transfer Equity, L.P.	8,900	387,061
Enterprise Products Partners L.P.	45,600	2,365,728
ONEOK Partners, L.P.	26,900	1,565,580
Regency Energy Partners LP	36,200	959,300

Williams Partners LP	29,000	1,804,090
		7,081,759
Total Master Limited Partnerships
(Cost $16,682,408)		18,311,451

Short-Term Investment - 4.2%(1)
United States Investment Company - 4.2%(1)
Fidelity Institutional Money Market Portfolio, 0.21%(3)
(Cost $3,423,306)	3,423,306	3,423,306

Total Investments - 101.8%(1)
(Cost $78,356,458)		82,565,237
Other Assets and Liabilities, Net - (1.8%)(1)		(1,490,145)
Total Net Assets - 100.0%(1)		$81,075,092

(1) Calculated as a percentage of net assets.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of February 29, 2012.

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 29, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stock	$60,830,480	$-	$-	$60,830,480
Master Limited Partnerships	18,311,451	-	-	18,311,451
Short-Term Investment	3,423,306	-	-	3,423,306
Total Investments	$82,565,237	$-	$-	$82,565,237

Transfers between levels are recognized at the beginning of the reporting period. During the period ended February 29, 2012, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows:

Tortoise MLP &
Pipeline Fund

Cost of investments	$ 78,190,562

Gross unrealized appreciation	4,853,393
Gross unrealized depreciation	(478,718)
Net unrealized appreciation	$ 4,374,675

 Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                      James R. Arnold, President

Date April 24, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                     Brian R. Wiedmeyer, Treasurer

Date April 24, 2012